VIA EDGAR

May, 2, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	UAM Funds Trust
	File Nos. (33-79858/811-8544)

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "Act"), I hereby certify that the Prospectuses and Statement of Additional Information of Heitman Real Estate
Portfolio, a series of UAM Funds Trust (the
"Fund") do not differ from those included in Post-Effective Amendment No. 42 to the Fund's
Registration Statement of Form N-1A, filed electronically with the Securities and Exchange
Commission on April 28, 2000.

If you have any questions or comments regarding this filing, please call me 617-542-5440.

Sincerely,


/s/Martin J. Wolin
Martin J. Wolin
Vice President and Associate General Counsel

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